Securities - Summary of Securities on the Financial Liabilities Classified at Fair Value Through Profit or Loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	May 06, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial liabilities	R$ 91,358,151		R$ 70,600,989
Debentures issued	169,094		335,250
XP Investimentos Non-Convertible Debentures | Debentures
Disclosure of financial assets [line items]
Debentures issued		R$ 500,018
Gross carrying amount | Debentures
Disclosure of financial assets [line items]
Financial liabilities, at fair value	536,881
Gross carrying amount | Financial liabilities at fair value through profit or loss | Securities loaned
Disclosure of financial assets [line items]
Financial liabilities	2,146,398		2,237,442
Gross carrying amount | Financial liabilities at fair value through profit or loss | Debentures
Disclosure of financial assets [line items]
Financial liabilities	536,881		0
Fair value
Disclosure of financial assets [line items]
Financial liabilities	2,665,202		2,237,442
Fair value | Debentures
Disclosure of financial assets [line items]
Financial liabilities, at fair value	518,804
Fair value | Financial liabilities at fair value through profit or loss | Securities loaned
Disclosure of financial assets [line items]
Financial liabilities, at fair value	2,146,398		2,237,442
Fair value | Financial liabilities at fair value through profit or loss | Debentures
Disclosure of financial assets [line items]
Financial liabilities, at fair value	518,804		R$ 0
Fair value/(under) contractual principal outstanding | Debentures
Disclosure of financial assets [line items]
Financial liabilities, at fair value	R$ (18,077)